Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The components of (loss) income before income taxes are as follows:

	Year Ended December 31,
	2022	2021
Domestic	(10,222,781)	$978,993
Foreign	(2,939,936)	(9,189,502)

Total	(13,162,717)	$(8,210,509)

	Year Ended December 31,
Components of Tax Expense	2022	2021
Current — Federal	$3,000	$16,761
Current — State	(42,000)	66,306

Total current	(39,000)	83,067

Deferred — Federal	$(1,984,000)	$(1,000)
Deferred — State	(639,000)	—
Deferred — Foreign	(1,603,000)	—
Change in Valuation Allowance	4,191,000	—

Total deferred	(35,000)	(1,000)

(Benefit from) provision for income taxes	$(74,000)	$82,067

Effective income tax rate	0.56%	(1.01)%

Schedule of Reconciliation of the Federal Income Tax Effective Rate
The effective tax rate of the Company’s provision (benefit) for income taxes differs from the federal statutory rate for the years ended December 31, 2022 and 2021 as follows:

	Year Ended December 31,
	2022	2021
Tax computed at federal statutory rate	21.00%	21.00%
State Tax Provision/(Benefit) net of federal benefit	4.86%	(0.73)%
Earnings in jurisdictions taxed at rates different from the statutory U.S. federal tax rate	0.36%	4.43%
Permanent differences	(1.91)%	2.19%
Return to Provision	8.83%	—%
Foreign tax credits	—%	2.16%
Change in valuation allowance	(31.84)%	(30.06)%
Warrants issued on conversion	(0.74)%	—%
Income Tax Provision/(Benefit)	0.56%	(1.01)%

Schedule of Components of Deferred Tax Assets (Liabilities)
Deferred income taxes reflect the net tax effects of (a) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, and (b) operating losses and tax credit carryforwards. Significant components of deferred tax assets (liabilities) at December 31, 2022 and 2021 are as follows:

	December 31,
	2022	2021
Deferred tax assets
Federal Net Operating Loss	964,000	$9,000
State Net Operating Loss	297,000	—
Foreign Net Operating Loss	24,965,000	27,414,000
Foreign Tax Credits	379,000	428,000
Foreign Accruals	936,000	—
Accruals	615,000	43,000
Capitalized Start up Costs	209,000	—
Capitalized Section 174 R&D	437,000	—
Right of Use Operating Lease ASC 842	1,183,000	—

Total deferred tax assets	29,985,000	27,894,000

Deferred tax liabilities
Right of Use Operating Lease ASC 842	(1,030,000)	—
Depreciation	(88,000)	(87,000)

Total deferred tax liabilities	(1,118,000)	(87,000)

Total net deferred tax assets	28,867,000	27,807,000
Less: valuation allowance	(28,867,000)	(27,842,000)

Net deferred tax assets	—	$(35,000)